Quarterly Report
March 31, 2023
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 2.5%
Boeing Co. (a)	5,383	$1,143,511
Curtiss-Wright Corp.	2,282	402,225
General Dynamics Corp.	3,458	789,150
Honeywell International, Inc.	7,803	1,491,309
Howmet Aerospace, Inc.	15,625	662,031
Leidos Holdings, Inc.	5,095	469,046
Raytheon Technologies Corp.	8,945	875,984
		$5,833,256
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	4,926	$1,112,734
Apparel Manufacturers – 0.6%
NIKE, Inc., “B”	3,813	$467,626
On Holding AG (a)	6,183	191,858
Skechers USA, Inc., “A” (a)	5,584	265,352
VF Corp.	19,115	437,925
		$1,362,761
Automotive – 0.9%
Aptiv PLC (a)	9,226	$1,035,065
LKQ Corp.	17,659	1,002,325
		$2,037,390
Biotechnology – 0.1%
Adaptive Biotechnologies Corp. (a)	18,082	$159,664
Oxford Nanopore Technologies PLC (a)	29,008	79,948
		$239,612
Broadcasting – 1.0%
Omnicom Group, Inc.	5,323	$502,172
Walt Disney Co. (a)	14,276	1,429,456
Warner Bros. Discovery, Inc. (a)	34,794	525,389
		$2,457,017
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	15,930	$834,413
CME Group, Inc.	6,097	1,167,698
Invesco Ltd.	4,121	67,584
KKR & Co., Inc.	8,298	435,811
LPL Financial Holdings, Inc.	1,143	231,343
Raymond James Financial, Inc.	12,625	1,177,534
		$3,914,383
Business Services – 2.4%
Accenture PLC, “A”	7,058	$2,017,247
Amdocs Ltd.	8,784	843,527
Fidelity National Information Services, Inc.	4,854	263,718
Fiserv, Inc. (a)	4,998	564,924
Morningstar, Inc.	1,494	303,327
Thoughtworks Holding, Inc. (a)	26,619	195,916
TriNet Group, Inc. (a)	4,689	377,980
WNS (Holdings) Ltd., ADR (a)	12,089	1,126,332
		$5,692,971

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.4%
Cable One, Inc.	1,505	$1,056,510
Chemicals – 0.1%
Element Solutions, Inc.	15,498	$299,266
Computer Software – 10.5%
Adobe Systems, Inc. (a)	4,468	$1,721,833
Atlassian Corp. (a)	5,532	946,913
Black Knight, Inc. (a)	10,130	583,083
Cadence Design Systems, Inc. (a)	6,882	1,445,839
Check Point Software Technologies Ltd. (a)	2,707	351,910
Dun & Bradstreet Holdings, Inc.	36,737	431,292
Elastic N.V. (a)	4,193	242,775
Flywire Corp. (a)	9,112	267,528
Intuit, Inc.	2,300	1,025,409
Microsoft Corp. (s)	52,436	15,117,299
NICE Systems Ltd., ADR (a)	3,243	742,290
Salesforce, Inc. (a)	9,319	1,861,750
		$24,737,921
Computer Software - Systems – 8.3%
Apple, Inc. (s)	96,875	$15,974,688
Block, Inc., “A” (a)	7,742	531,488
Five9, Inc. (a)	3,315	239,641
Rapid7, Inc. (a)	6,907	317,101
ServiceNow, Inc. (a)	3,882	1,804,043
Zebra Technologies Corp., “A” (a)	1,874	595,932
		$19,462,893
Construction – 1.4%
AvalonBay Communities, Inc., REIT	4,472	$751,564
AZEK Co., Inc. (a)	16,331	384,432
Masco Corp.	11,831	588,237
Sherwin-Williams Co.	3,685	828,278
Vulcan Materials Co.	3,590	615,900
		$3,168,411
Consumer Products – 1.4%
Colgate-Palmolive Co.	12,702	$954,555
International Flavors & Fragrances, Inc.	4,550	418,418
Kimberly-Clark Corp.	5,991	804,112
Procter & Gamble Co.	7,647	1,137,033
		$3,314,118
Consumer Services – 0.8%
Booking Holdings, Inc. (a)	353	$936,301
Bright Horizons Family Solutions, Inc. (a)	6,654	512,291
Grand Canyon Education, Inc. (a)	2,955	336,575
		$1,785,167
Containers – 0.2%
Crown Holdings, Inc.	5,974	$494,110
Electrical Equipment – 1.9%
AMETEK, Inc.	9,751	$1,417,113
Amphenol Corp., “A”	7,776	635,455
Johnson Controls International PLC	18,359	1,105,579
Sensata Technologies Holding PLC	20,679	1,034,363

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
TE Connectivity Ltd.	1,538	$201,709
		$4,394,219
Electronics – 5.1%
Advanced Micro Devices (a)	10,534	$1,032,437
Analog Devices, Inc.	8,591	1,694,317
Applied Materials, Inc.	12,743	1,565,223
Broadcom, Inc.	4,132	2,650,843
Lam Research Corp.	2,309	1,224,047
Marvell Technology, Inc.	15,797	684,010
Monolithic Power Systems, Inc.	1,401	701,257
NXP Semiconductors N.V.	6,668	1,243,415
Texas Instruments, Inc.	6,103	1,135,219
		$11,930,768
Energy - Independent – 1.7%
ConocoPhillips	12,715	$1,261,455
Diamondback Energy, Inc.	7,401	1,000,393
Hess Corp.	5,152	681,816
Phillips 66	5,131	520,181
Valero Energy Corp.	4,015	560,494
		$4,024,339
Energy - Integrated – 2.2%
Exxon Mobil Corp.	46,436	$5,092,172
Energy - Renewables – 0.2%
Enphase Energy, Inc. (a)	1,932	$406,261
Generac Holdings, Inc. (a)	834	90,080
		$496,341
Engineering - Construction – 0.4%
APi Group, Inc. (a)	14,042	$315,664
Jacobs Solutions, Inc.	4,350	511,169
		$826,833
Entertainment – 0.1%
Vivid Seats, Inc., “A” (a)	28,517	$217,585
Food & Beverages – 2.7%
Archer Daniels Midland Co.	8,420	$670,737
Coca-Cola Co.	6,707	416,035
Coca-Cola Europacific Partners PLC	9,041	535,137
J.M. Smucker Co.	2,756	433,712
Mondelez International, Inc.	23,661	1,649,645
Oatly Group AB, ADR (a)(l)	96,640	233,869
PepsiCo, Inc.	13,203	2,406,907
		$6,346,042
Forest & Paper Products – 0.4%
Rayonier, Inc., REIT	27,506	$914,850
Gaming & Lodging – 0.6%
International Game Technology PLC	18,813	$504,188
Las Vegas Sands Corp. (a)	3,391	194,813
Marriott International, Inc., “A”	3,989	662,334
		$1,361,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.9%
Dollar General Corp.	5,960	$1,254,341
Dollar Tree, Inc. (a)	6,016	863,597
		$2,117,938
Health Maintenance Organizations – 1.3%
Cigna Group	10,629	$2,716,029
Humana, Inc.	770	373,804
		$3,089,833
Insurance – 3.7%
Aon PLC	7,338	$2,313,598
Arthur J. Gallagher & Co.	6,873	1,314,873
Assurant, Inc.	2,827	339,438
Chubb Ltd.	7,326	1,422,563
Hartford Financial Services Group, Inc.	9,936	692,440
MetLife, Inc.	10,218	592,031
Reinsurance Group of America, Inc.	3,117	413,813
Voya Financial, Inc.	11,185	799,280
Willis Towers Watson PLC	3,724	865,383
		$8,753,419
Internet – 3.6%
Alphabet, Inc., “A” (a)(s)	78,478	$8,140,523
Gartner, Inc. (a)	1,086	353,786
		$8,494,309
Leisure & Toys – 0.7%
Electronic Arts, Inc.	8,453	$1,018,164
Funko, Inc., “A” (a)	27,786	262,022
Take-Two Interactive Software, Inc. (a)	3,520	419,936
		$1,700,122
Machinery & Tools – 2.6%
Dover Corp.	4,582	$696,189
Eaton Corp. PLC	9,460	1,620,876
Flowserve Corp.	13,663	464,542
Ingersoll Rand, Inc.	15,803	919,419
PACCAR, Inc.	10,690	782,508
Regal Rexnord Corp.	5,462	768,667
Wabtec Corp.	8,931	902,567
		$6,154,768
Major Banks – 3.1%
JPMorgan Chase & Co. (s)	26,913	$3,507,033
Morgan Stanley	17,197	1,509,897
PNC Financial Services Group, Inc.	3,886	493,911
Regions Financial Corp.	36,583	678,980
Wells Fargo & Co.	26,982	1,008,587
		$7,198,408
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	7,245	$1,547,460
IDEXX Laboratories, Inc. (a)	444	222,036
McKesson Corp.	4,327	1,540,628
Veeva Systems, Inc. (a)	4,203	772,469
		$4,082,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 5.0%
Agilent Technologies, Inc.	6,563	$907,925
Align Technology, Inc. (a)	205	68,499
Becton, Dickinson and Co.	7,986	1,976,854
Boston Scientific Corp. (a)	51,017	2,552,381
Envista Holdings Corp. (a)	13,476	550,899
Maravai Lifesciences Holdings, Inc., “A” (a)	83,556	1,170,620
Medtronic PLC	27,933	2,251,958
Quidel Corp. (a)	12,093	1,077,365
STERIS PLC	6,742	1,289,610
		$11,846,111
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	3,544	$558,534
Network & Telecom – 0.7%
Equinix, Inc., REIT	1,144	$824,870
Motorola Solutions, Inc.	2,656	759,961
		$1,584,831
Oil Services – 0.6%
Cactus, Inc., “A”	12,443	$513,025
Schlumberger Ltd.	18,790	922,589
		$1,435,614
Other Banks & Diversified Financials – 3.6%
American Express Co.	5,619	$926,854
First Interstate BancSystem, Inc.	10,629	317,382
M&T Bank Corp.	7,647	914,352
Moody's Corp.	3,371	1,031,593
Northern Trust Corp.	4,137	364,594
SLM Corp.	43,835	543,116
United Community Bank, Inc.	9,978	280,581
Visa, Inc., “A”	18,460	4,161,992
		$8,540,464
Pharmaceuticals – 6.5%
Eli Lilly & Co.	6,669	$2,290,268
Johnson & Johnson	19,686	3,051,330
Merck & Co., Inc.	24,511	2,607,725
Organon & Co.	27,539	647,717
Pfizer, Inc.	57,810	2,358,648
Vertex Pharmaceuticals, Inc. (a)	7,351	2,316,080
Zoetis, Inc.	12,118	2,016,920
		$15,288,688
Pollution Control – 0.6%
GFL Environmental, Inc.	38,582	$1,328,764
Printing & Publishing – 0.1%
Warner Music Group Corp.	6,265	$209,063
Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	17,867	$1,374,687
CSX Corp.	14,115	422,603
Union Pacific Corp.	3,307	665,567
		$2,462,857

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 1.5%
Broadstone Net Lease, Inc., REIT	39,747	$676,096
Empire State Realty Trust, REIT, “A”	57,731	374,674
Extra Space Storage, Inc., REIT	4,746	773,266
Jones Lang LaSalle, Inc. (a)	1,974	287,197
Prologis, Inc., REIT	2,175	271,375
Spirit Realty Capital, Inc., REIT	15,338	611,066
Sun Communities, Inc., REIT	4,033	568,169
		$3,561,843
Restaurants – 1.4%
Starbucks Corp.	22,774	$2,371,457
Wendy's Co.	42,681	929,592
		$3,301,049
Specialty Chemicals – 1.6%
Air Products & Chemicals, Inc.	3,674	$1,055,210
Axalta Coating Systems Ltd. (a)	6,404	193,977
Chemours Co.	10,035	300,448
Corteva, Inc.	3,929	236,958
DuPont de Nemours, Inc.	11,277	809,350
Linde PLC	2,991	1,063,121
		$3,659,064
Specialty Stores – 5.4%
Amazon.com, Inc. (a)(s)	63,896	$6,599,818
Home Depot, Inc.	9,549	2,818,101
Lululemon Athletica, Inc. (a)	787	286,618
Ross Stores, Inc.	11,903	1,263,265
Target Corp.	9,627	1,594,520
		$12,562,322
Telecommunications - Wireless – 1.5%
Liberty Broadband Corp. (a)	11,235	$917,900
SBA Communications Corp., REIT	4,944	1,290,730
T-Mobile US, Inc. (a)	9,087	1,316,161
		$3,524,791
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	34,657	$118,527
Tobacco – 0.6%
Philip Morris International, Inc.	14,590	$1,418,877
Trucking – 0.3%
Saia, Inc. (a)	2,843	$773,523
Utilities - Electric Power – 3.0%
CenterPoint Energy, Inc.	27,938	$823,053
Constellation Energy	4,097	321,614
Dominion Energy, Inc.	4,510	252,154
Duke Energy Corp.	6,965	671,914
Evergy, Inc.	3,644	222,721
Exelon Corp.	12,294	514,996
NextEra Energy, Inc.	17,646	1,360,154
PG&E Corp. (a)	80,579	1,302,962
PPL Corp.	9,068	252,000
Sempra Energy	2,772	419,016

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	11,992	$808,740
		$6,949,324
Total Common Stocks		$233,288,640
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.56% (v)	1,763,996	$1,764,348
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86% (j)	120,800	$120,800
Securities Sold Short – (0.2)%
Medical & Health Technology & Services – (0.1)%
Healthcare Services Group, Inc.	(19,740)	$(273,794)
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(2,286)	$(305,958)
Total Securities Sold Short		$(579,752)

Other Assets, Less Liabilities – 0.0%		41,418
Net Assets – 100.0%		$234,635,454
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,764,348 and $233,409,440, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2023, the fund had cash collateral of $1,425 and other liquid securities with an aggregate value of $1,686,300 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$227,557,714	$—	$—	$227,557,714
Canada	2,703,451	—	—	2,703,451
India	1,126,332	—	—	1,126,332
Israel	1,094,200	—	—	1,094,200
United Kingdom	535,137	79,948	—	615,085
Switzerland	191,858	—	—	191,858
Mutual Funds	1,885,148	—	—	1,885,148
Total	$235,093,840	$79,948	$—	$235,173,788
Securities Sold Short	$(579,752)	$—	$—	$(579,752)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,266,354	$9,872,670	$11,373,940	$(104)	$(632)	$1,764,348
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$26,638	$—